RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30,
	2021	2020

Balance due from Sanovas – beginning of period	$(15,069)	$-

Costs paid by Sanovas on the Company’s behalf	34,510	87,785
Costs of Sanovas allocated to the Company	750,639	1,248,154

Repayment of costs charged by Sanovas to the Company	(215,489)	(1,099,200)

Subtotal	554,591	236,739
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock to Sanovas Ophthalmology, respectively	(390,358)	(358,126)

Balance due to Sanovas at September 30,	$164,233	$(121,387)

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019

Costs paid by Sanovas on the Company’s behalf	$127,967	$26,837
Costs of Sanovas allocated to the Company	1,301,246	692,420
Repayment of costs charged by Sanovas to the Company	(1,086,156)	(103,200)
Subtotal	343,057	616,057

Capital Contribution by Sanovas (see Note F)	-	(350,000)

Retirement of due to Sanovas through issuance of 358,126 and 266,056 shares of common stock to Sanovas Ophthalmology in 2020 and 2019, respectively	(358,126)	(266,057)

Balance due from Sanovas	$15,069	$0